Note 18 - Financial Instruments (Details Textual) - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2019
Contingent Consideration Liability [Member]
Fair Value Inputs Discount Rate Data Point Concentration	9.00%
Fair Value Inputs Weighted Average Discount Rate Increase	2.00%
Minimum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.08
Long-term Debt, Measurement Input	0.02
Maximum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.1
Long-term Debt, Measurement Input	0.025